Other Current Assets	6 Months Ended
Jan. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
12.	Other Current Assets

Other current assets consist of the following:

	January 31, 2012	July 31, 2011
Mortgage funds held in escrow	$1,130,925	$—
Mortgage loan origination fees	239,182	—
Prepaid insurance, deposits and taxes	99,126	225,052
Total	$1,469,233	$225,052

The mortgage funds held in escrow were received by the Company on February 1, 2012, net of legal and other fees, as described in Note 14 below. The legal and other lender fees related to the mortgage loan financing which closed on January 19, 2012 have been capitalized and are being amortized over the twelve month term of the loan to January 18, 2013.